Long-Term Investment (Details)		Dec. 15, 2022 HKD ($)	Dec. 15, 2022 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)		May 31, 2023	Feb. 22, 2023
Reitar Logtech Group Limited [Member]
Long-Term Investment [Line Items]
Equity investment percentage									30.00%
Smartmore LogTech International Group Limited [Member]
Long-Term Investment [Line Items]
Equity investment percentage	[1]			30.00%	30.00%
Consideration amount		$ 1	$ 0.13
Investment amounted	[1]			$ 1	$ 1	$ 1
Blaze Master International Limited [Member]
Long-Term Investment [Line Items]
Equity investment percentage	[2]			3.00%	3.00%
Investment amounted				$ 11,685,325	$ 1,501,989	$ 10,508,784	[2]
Cogen Investment [Member]
Long-Term Investment [Line Items]
Equity investment percentage				3.00%	3.00%
Cogen Investment [Member] | Business Combination [Member]
Long-Term Investment [Line Items]
Shareholding percentage				3.00%	3.00%
Equity Method Investments [Member] | Blaze Master International Limited [Member]
Long-Term Investment [Line Items]
Equity investment percentage								3.00%

[1]	On February 22, 2023, the Company through its wholly-owned subsidiary, Reitar Logtech Group Limited, acquired 30% equity interests in Smartmore LogTech International Group Limited (“Smartmore”), a company incorporated in the Hong Kong on December 15, 2022, for consideration of HK$1 (US$0.13). Smartmore is principally engaged in the provision of automatic solutions in the logistic industry. Based on the articles of association of Smartmore, the Company cannot exercise significant influence over Smartmore’s operation and financial decision. Smartmore had no operation from its incorporation to March 31, 2024 and it began offering customers automated solutions during the year ended March 31, 2024.
[2]	In May 2023, the Company’s subsidiary, Cogen Investment (WS) Limited, signed with an independent third party a shareholders’ agreement to an equity investment with amount equivalent to 3% shareholding in Blaze Master International Limited (“Blaze Master”), a company incorporated under the laws of the BVI as a limited liability company. Blaze Master, through its wholly owned subsidiary in Hong Kong, owns an industrial property situated in Hong Kong. The transaction was completed on May 25, 2023 and the investment amounted to HK$11,685,325 (US$1,501,989) as of March 31, 2025. The 3% equity investment is recognized as investment in equity security pursuant to ASC 321. As the Company has no intention to sell the 3% shareholding within 12 months from the end of the reporting period, investment is classified as non-current asset.